Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Estimated Useful Lives of Property and equipment

Property and equipment, net consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Leasehold improvements	131,588	114,319
Electronic equipment	36,101	42,363
Machinery	13,178	18,225
Office furniture and equipment	10,146	15,499
Vehicles	4,398	3,927
Construction in progress	31,389	12
Total	226,800	194,345
Less: accumulated depreciation	(161,922)	(119,972)
Property and equipment, net	64,878	74,373